UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

Investment Company Act file number 811-08876

                              Senior Debt Portfolio
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                255 State Street,
                    Boston MA                                    02109
     -------------------------------------------------------------------
     (Address of principal executive offices)                 (Zip code)

                              Alan R. Dynner, Esq.
                                255 State Street,
                                 Boston MA 02109
               ---------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 617-482-8260

Date of fiscal year end: 11/30

Date of reporting period: 07/01/2003 - 06/30/2004

ITEM 1. PROXY VOTING RECORD
The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.

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
Senior Debt Portfolio

-------------------------------------------------------------------------------------------------------
CHART INDUSTRIES, INC.                                                        Agenda: 932164015
     CUSIP: 16115Q209                         Meeting Type: Annual
    Ticker: CIDI                              Meeting Date: 5/20/2004           ISIN:
                                                                                            For/Against
Proposal                                                             Type        Vote        Management
-------------------------------------------------------------------------------------------------------
01     TIMOTHY J. WHITE                                               Mgmt          For           For
       WILLIAM T. ALLEN                                               Mgmt          For           For
       OLIVER C. EWALD                                                Mgmt          For           For
       MICHAEL P. HARMON                                              Mgmt          For           For
       SAMUEL F. THOMAS                                               Mgmt          For           For
       STEPHEN A. KAPLAN                                              Mgmt          For           For

-------------------------------------------------------------------------------------------------------
GENTEK INC.                                                                   Agenda: 932145712
     CUSIP: 37245X203                         Meeting Type: Annual
    Ticker: GETI                              Meeting Date: 5/12/2004           ISIN:
                                                                                            For/Against
Proposal                                                             Type        Vote        Management
-------------------------------------------------------------------------------------------------------
01     WILLIAM E. REDMOND, JR.                                        Mgmt          For           For
       DUGALD K. CAMPBELL                                             Mgmt          For           For
02     PROPOSAL TO RATIFY THE APPOINTMENT OF                          Mgmt          For           For
       DELOITTE & TOUCHE LLP AS THE COMPANY S
       INDEPENDENT AUDITORS FOR THE FISCAL
       YEAR 2004.

-------------------------------------------------------------------------------------------------------
THERMADYNE HOLDINGS CORPORATION                                               Agenda: 932125568
     CUSIP: 883435307                         Meeting Type: Annual
    Ticker: THMD                              Meeting Date: 5/3/2004            ISIN:
                                                                                            For/Against
Proposal                                                             Type        Vote        Management
-------------------------------------------------------------------------------------------------------
01     PAUL D. MELNUK                                                 Mgmt          For           For
       BRADLEY G. PATTELLI                                            Mgmt          For           For
       ANDREW L. BERGER                                               Mgmt          For           For
       JAMES B. GAMACHE                                               Mgmt          For           For
       MARNIE S. GORDON                                               Mgmt          For           For
       JOHN G. JOHNSON, JR.                                           Mgmt          For           For
02     PROPOSAL TO ADOPT THE 2004 NON-                                Mgmt          For           For
       EMPLOYEE DIRECTORS STOCK OPTION PLAN.
03     PROPOSAL TO RATIFY THE ADOPTION OF THE                         Mgmt          For           For
       2004 STOCK INCENTIVE PLAN.


04     PROPOSAL TO RATIFY THE ADOPTION OF THE                         Mgmt          For           For
       NON-EMPLOYEE DIRECTORS DEFERRED STOCK
       COMPENSATION PLAN.
05     PROPOSAL TO RATIFY THE APPOINTMENT OF                          Mgmt          For           For
       ERNST & YOUNG LLP.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                  (Registrant) Senior Debt Portfolio

                                By (Signature) /S/ Scott H. Page
                                               ---------------------------------
                                Name           Scott H. Page

                                Title          President

Date 08-30-2004